Income Taxes (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Receivables	$ 8,000	$ 8,000
Related party accruals	156,000	58,000
Inventory obsolescence	115,000	29,000
Sales return reserve	51,000
Business interest limitation	343,000
Other	8,000	7,000
Loss carryforward	624,000	473,000
Total deferred tax assets	1,305,000	575,000
Deferred tax liabilities
Fixed assets	(652,000)	(940,000)
Intangibles	(18,000)
Total deferred tax liabilities	(670,000)	(940,000)
Total net deferred income tax assets (liabilities)	$ 635,000	$ (365,000)